UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4054
                                                      --------

                   OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                23.6%
--------------------------------------------------------------------------------
Highways/Railways                                                          20.0
--------------------------------------------------------------------------------
Higher Education                                                            8.2
--------------------------------------------------------------------------------
General Obligation                                                          7.0
--------------------------------------------------------------------------------
Not-for-Profit Organization                                                 5.4
--------------------------------------------------------------------------------
Hospital/Health Care                                                        4.7
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.2
--------------------------------------------------------------------------------
Water Utilities                                                             3.8
--------------------------------------------------------------------------------
Electric Utilities                                                          3.7
--------------------------------------------------------------------------------
Municipal Leases                                                            3.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        16.6%
--------------------------------------------------------------------------------
AA                                                                         23.4
--------------------------------------------------------------------------------
A                                                                          13.6
--------------------------------------------------------------------------------
BBB                                                                        34.4
--------------------------------------------------------------------------------
BB                                                                          3.4
--------------------------------------------------------------------------------
B                                                                           0.6
--------------------------------------------------------------------------------
CCC                                                                         0.4
--------------------------------------------------------------------------------
Not Rated                                                                   7.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/16/84. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (10/1/06)     (3/31/07)     MARCH 31, 2007
----------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,025.00   $   6.99
----------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,018.05       6.97
----------------------------------------------------------------------------
Class B Actual                      1,000.00      1,021.70      11.05
----------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,014.06      11.01
----------------------------------------------------------------------------
Class C Actual                      1,000.00      1,021.90      10.90
----------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,014.21      10.85

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.38%
-----------------------------
Class B             2.18
-----------------------------
Class C             2.15

--------------------------------------------------------------------------------


                 18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--116.6%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK--98.7%
$     200,000   Albany County IDA (Wildwood Programs)                                      4.900%    07/01/2021     $       207,378
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Albany County IDA (Wildwood Programs)                                      5.000     07/01/2026             130,311
------------------------------------------------------------------------------------------------------------------------------------
      335,000   Albany IDA (Brighter Choice Charter School)                                5.000     04/01/2027             340,407
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Albany IDA (Brighter Choice Charter School)                                5.000     04/01/2032             152,183
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Albany IDA (Brighter Choice Charter School)                                5.000     04/01/2037             101,217
------------------------------------------------------------------------------------------------------------------------------------
   14,500,000   Albany IDA (Charitable Leadership)                                         5.750     07/01/2026          15,310,405
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Albany IDA (Charitable Leadership)                                         6.000     07/01/2019           1,074,160
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Albany IDA (New Covenant Charter School)                                   7.000     05/01/2025             100,458
------------------------------------------------------------------------------------------------------------------------------------
    1,140,000   Albany IDA (Sage Colleges)                                                 5.250     04/01/2019           1,163,222
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Albany IDA (Sage Colleges)                                                 5.300     04/01/2029             510,660
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Albany Municipal Water Finance Authority                                   5.000     12/01/2033             101,263
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Albany Parking Authority                                                   5.625     07/15/2025              31,881
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Allegany County IDA (Houghton College)                                     5.250     01/15/2024              30,478
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Amherst Ice Rink Acquisition                                               5.500     12/01/2019             102,300
------------------------------------------------------------------------------------------------------------------------------------
      375,000   Amherst IDA (Beechwood Health Care Center)                                 5.200     01/01/2040             380,243
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Bethlehem IDA (American Hsg. Foundation)                                   6.875     06/01/2039              54,299
------------------------------------------------------------------------------------------------------------------------------------
    5,895,000   Brookhaven IDA (Alternatives for Children)                                 7.550     02/01/2033           6,477,249
------------------------------------------------------------------------------------------------------------------------------------
    9,235,000   Brookhaven IDA (Dowling College)                                           6.750     11/01/2032           9,982,204
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Broome County IDA (University Plaza)                                       5.200     08/01/2030             368,225
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Broome County IDA (University Plaza)                                       5.200     08/01/2036             261,770
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)                          5.750     11/01/2030             307,797
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Cattaraugus County IDA (Olean General Hospital)                            5.250     08/01/2023              87,653
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Cattaraugus County IDA (St. Bonaventure University)                        5.000     05/01/2023             520,160
------------------------------------------------------------------------------------------------------------------------------------
      620,000   Cattaraugus County IDA (St. Bonaventure University)                        5.100     05/01/2031             644,887
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Chautauqua Utility District                                                5.000     06/01/2022              93,654
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Chautauqua Utility District                                                5.000     06/01/2024             103,679
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Chautauqua Utility District                                                5.000     06/01/2026             113,463
------------------------------------------------------------------------------------------------------------------------------------
    1,705,000   Clarence IDA (Bristol Village)                                             6.000     01/20/2044           1,890,657
------------------------------------------------------------------------------------------------------------------------------------
      105,000   Coeymans Fire District                                                     5.000     10/15/2019             110,628
------------------------------------------------------------------------------------------------------------------------------------
      105,000   Coeymans Fire District                                                     5.000     10/15/2020             110,245
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Coeymans Fire District                                                     5.000     10/15/2021             115,093
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Coeymans Fire District                                                     5.000     10/15/2022             120,075
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Coeymans Fire District                                                     5.000     10/15/2023             130,245
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Coeymans Fire District                                                     5.000     10/15/2024             135,266
------------------------------------------------------------------------------------------------------------------------------------
      135,000   Coeymans Fire District                                                     5.000     10/15/2025             140,177
------------------------------------------------------------------------------------------------------------------------------------
      140,000   Coeymans Fire District                                                     5.000     10/15/2026             145,167
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Deerfield GO                                                               5.500     06/15/2021              15,951
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Deerfield GO                                                               5.500     06/15/2022              15,905


                  19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      15,000   Deerfield GO                                                               5.500%    06/15/2023     $        15,870
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Deerfield GO                                                               5.500     06/15/2024              15,947
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Deerfield GO                                                               5.500     06/15/2025              21,186
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Deerfield GO                                                               5.600     06/15/2026              21,125
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Deerfield GO                                                               5.600     06/15/2027              21,108
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Deerfield GO                                                               5.600     06/15/2028              21,070
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Deerfield GO                                                               5.600     06/15/2029              26,311
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Deerfield GO                                                               5.600     06/15/2030              26,254
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Deerfield GO                                                               5.600     06/15/2031              26,198
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Deerfield GO                                                               5.600     06/15/2032              26,181
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Deerfield GO                                                               5.600     06/15/2033              31,412
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Deerfield GO                                                               5.600     06/15/2034              31,426
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Deerfield GO                                                               5.600     06/15/2035              31,415
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Deerfield GO                                                               5.600     06/15/2036              36,650
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Dutchess County IDA (Elant Fishkill)                                       5.250     01/01/2037             353,780
------------------------------------------------------------------------------------------------------------------------------------
      840,000   East Rochester Hsg. Authority (St. John's Meadows)                         5.750     08/01/2037             862,042
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Erie County IDA (Charter School Applied Tech)                              6.875     06/01/2035             535,840
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Erie County IDA (DePaul Properties)                                        5.750     09/01/2028           1,140,468
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Erie County IDA (DePaul Properties)                                        6.500     09/01/2018             185,418
------------------------------------------------------------------------------------------------------------------------------------
    5,600,000   Erie County IDA (Medaille College)                                         7.625     04/01/2035           6,401,136
------------------------------------------------------------------------------------------------------------------------------------
      750,000   Erie County IDA (Orchard Park)                                             6.000     11/15/2036             801,968
------------------------------------------------------------------------------------------------------------------------------------
    9,050,000   Erie County IDA (The Episcopal Church Home)                                5.875     02/01/2018           9,311,455
------------------------------------------------------------------------------------------------------------------------------------
    9,995,000   Erie County IDA (The Episcopal Church Home)                                6.000     02/01/2028          10,287,654
------------------------------------------------------------------------------------------------------------------------------------
   23,800,000   Erie County Tobacco Asset Securitization Corp. 1                           5.000     06/01/2045          24,022,530
------------------------------------------------------------------------------------------------------------------------------------
   30,000,000   Erie County Tobacco Asset Securitization Corp.                             7.029 2   06/01/2055           1,216,500
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Essex County IDA (North Country Community College Foundation)              5.000     06/01/2020             103,623
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Essex County IDA (North Country Community College Foundation)              5.200     06/01/2025             135,641
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Essex County IDA (North Country Community College Foundation)              5.300     06/01/2035             114,465
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Franklin County IDA (North Country Community College Foundation)           5.200     06/01/2025             182,593
------------------------------------------------------------------------------------------------------------------------------------
    3,750,000   Geneva IDA (Hobart & William Smith Colleges)                               5.375     02/01/2033           3,982,725
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Hempstead IDA (Hofstra University)                                         5.000     07/01/2033              51,773
------------------------------------------------------------------------------------------------------------------------------------
    5,365,000   Hempstead IDA (WORCA)                                                      6.900     08/01/2033           5,600,041
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                                       5.000     09/15/2024              78,598
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Hempstead Village GO                                                       5.000     09/15/2025              73,247
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Hempstead Village GO                                                       5.000     09/15/2026              73,137
------------------------------------------------------------------------------------------------------------------------------------
      880,000   Herkimer County IDA (Folts Adult Home)                                     5.500     03/20/2040             982,802


                  20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,790,000   Herkimer County IDA (Herkimer County College Foundation) 3                 6.250%    08/01/2034     $     1,941,917
------------------------------------------------------------------------------------------------------------------------------------
   49,725,000   Hudson Yards Infrastructure Corp. 4                                        5.000     02/15/2047          52,127,712
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Hudson Yards Infrastructure Corp. 1                                        4.500     02/15/2047           4,943,950
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Hudson Yards Infrastructure Corp. 1                                        5.000     02/15/2047           6,354,068
------------------------------------------------------------------------------------------------------------------------------------
    2,420,000   Islip IDA (United Cerebral Palsy Assoc.) 5                                 6.250     12/01/2031           2,434,084
------------------------------------------------------------------------------------------------------------------------------------
      280,000   Islip IDA (United Cerebral Palsy Assoc.)                                   6.250     12/01/2031             281,630
------------------------------------------------------------------------------------------------------------------------------------
    1,335,000   Kiryas Joel BANs GO                                                        6.100     05/11/2007           1,336,228
------------------------------------------------------------------------------------------------------------------------------------
    4,405,000   L.I. Power Authority, Series A                                             5.125     09/01/2029           4,561,333
------------------------------------------------------------------------------------------------------------------------------------
   23,000,000   L.I. Power Authority, Series C 1                                           5.000     09/01/2033          24,303,410
------------------------------------------------------------------------------------------------------------------------------------
    8,500,000   L.I. Power Authority, Series C                                             5.000     09/01/2035           8,946,505
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Lyons Community Health Initiatives Corp.                                   5.550     09/01/2024           1,072,300
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Monroe County IDA (Cloverwood Senior Living)                               6.000     05/01/2013               9,688
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Monroe County IDA (Rochester Institute of Technology)                      5.250     04/01/2019             205,696
------------------------------------------------------------------------------------------------------------------------------------
      525,000   Monroe County IDA (Rochester Institute of Technology)                      5.375     04/01/2029             540,010
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Monroe County IDA (Summit at Brighton)                                     5.375     07/01/2032             202,436
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Monroe County IDA (Summit at Brighton)                                     5.500     07/01/2027             410,236
------------------------------------------------------------------------------------------------------------------------------------
  302,900,000   Monroe County Tobacco Asset Securitization Corp. (TASC)                    7.701 2   06/01/2061           5,509,751
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Monroe Newpower Corp.                                                      5.500     01/01/2034           4,209,560
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Monroe Newpower Corp.                                                      5.625     01/01/2026           1,062,110
------------------------------------------------------------------------------------------------------------------------------------
    1,510,000   Montgomery County IDA (HFM Boces)                                          5.000     07/01/2034           1,579,958
------------------------------------------------------------------------------------------------------------------------------------
   30,000,000   MTA, Series A 1                                                            5.000     11/15/2031          31,748,550
------------------------------------------------------------------------------------------------------------------------------------
   20,415,000   MTA Service Contract, Series A                                             5.125     01/01/2029          21,462,494
------------------------------------------------------------------------------------------------------------------------------------
   10,385,000   MTA, Series A                                                              5.000     11/15/2031          10,990,342
------------------------------------------------------------------------------------------------------------------------------------
   13,840,000   MTA, Series A 1                                                            5.125     11/15/2031          14,581,063
------------------------------------------------------------------------------------------------------------------------------------
    4,090,000   MTA, Series A 3                                                            5.000     11/15/2030           4,263,661
------------------------------------------------------------------------------------------------------------------------------------
    4,470,000   MTA, Series B                                                              5.000     11/15/2031           4,698,238
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   MTA, Series F                                                              5.000     11/15/2030          21,035,800
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   MTA, Series F                                                              5.000     11/15/2035           5,244,250
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Nassau County Bridge Authority                                             5.500     10/01/2019             231,811
------------------------------------------------------------------------------------------------------------------------------------
      580,000   Nassau County IDA (ALIA-ACDS)                                              6.125     09/01/2018             605,978
------------------------------------------------------------------------------------------------------------------------------------
    2,060,000   Nassau County IDA (ALIA-AP)                                                7.000     09/01/2028           2,197,876
------------------------------------------------------------------------------------------------------------------------------------
      810,000   Nassau County IDA (ALIA-CMA)                                               6.125     09/01/2018             844,255
------------------------------------------------------------------------------------------------------------------------------------
      895,000   Nassau County IDA (ALIA-CSMR)                                              6.125     09/01/2018             932,850
------------------------------------------------------------------------------------------------------------------------------------
      580,000   Nassau County IDA (ALIA-EFLI)                                              6.125     09/01/2018             604,528
------------------------------------------------------------------------------------------------------------------------------------
      460,000   Nassau County IDA (ALIA-HAII)                                              6.125     09/01/2018             479,453
------------------------------------------------------------------------------------------------------------------------------------
      535,000   Nassau County IDA (ALIA-NCMRS)                                             6.125     09/01/2018             557,625
------------------------------------------------------------------------------------------------------------------------------------
    2,710,000   Nassau County IDA (Hispanic Counseling Center)                             7.625     06/01/2033           2,852,654
------------------------------------------------------------------------------------------------------------------------------------
       95,000   Nassau County IDA, Series A-A                                              6.000     07/02/2021              97,182


                  21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     985,000   Nassau County IDA, Series A-B                                              6.000%    07/01/2021     $     1,007,625
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Nassau County IDA, Series A-C                                              6.000     07/01/2021              92,067
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Nassau County IDA, Series A-D                                              6.000     07/01/2021             102,297
------------------------------------------------------------------------------------------------------------------------------------
   20,420,000   Nassau County Tobacco Settlement Corp.                                     5.125     06/01/2046          20,816,761
------------------------------------------------------------------------------------------------------------------------------------
   85,990,000   Nassau County Tobacco Settlement Corp.                                     6.151 2   06/01/2046           9,240,485
------------------------------------------------------------------------------------------------------------------------------------
   35,000,000   Nassau County Tobacco Settlement Corp.                                     6.629 2   06/01/2060           1,240,400
------------------------------------------------------------------------------------------------------------------------------------
   25,615,000   Nassau County Tobacco Settlement Corp. (TASC)                              5.000     06/01/2035          25,878,066
------------------------------------------------------------------------------------------------------------------------------------
      115,000   New Hartford GO                                                            5.000     09/15/2022             117,837
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Niagara County IDA (American Ref-Fuel Company)                             5.550     11/15/2024           2,608,850
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Niagara County Tobacco Asset Securitization Corp.                          6.250     05/15/2034             530,465
------------------------------------------------------------------------------------------------------------------------------------
      285,000   Niagara County Tobacco Asset Securitization Corp.                          6.250     05/15/2040             302,365
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Niagara County Tobacco Asset Securitization Corp. (TASC)                   5.500     05/15/2019              20,775
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   NY Convention Center Devel. Corp. (Hotel Unit Fee)                         5.000     11/15/2044          21,016,600
------------------------------------------------------------------------------------------------------------------------------------
    1,185,000   NY Counties Tobacco Trust I                                                6.500     06/01/2035           1,266,647
------------------------------------------------------------------------------------------------------------------------------------
   14,650,000   NY Counties Tobacco Trust II (TASC)                                        5.625     06/01/2035          15,335,620
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NY Counties Tobacco Trust II (TASC)                                        5.750     06/01/2043              21,014
------------------------------------------------------------------------------------------------------------------------------------
    5,120,000   NY Counties Tobacco Trust III 3                                            6.000     06/01/2043           5,516,493
------------------------------------------------------------------------------------------------------------------------------------
      850,000   NY Counties Tobacco Trust IV                                               5.000     06/01/2038             858,517
------------------------------------------------------------------------------------------------------------------------------------
    3,500,000   NY Counties Tobacco Trust IV (TASC)                                        0.000 6   06/01/2041           2,926,980
------------------------------------------------------------------------------------------------------------------------------------
    5,900,000   NY Counties Tobacco Trust IV (TASC) 1                                      5.000     06/01/2042           5,955,165
------------------------------------------------------------------------------------------------------------------------------------
    8,520,000   NY Counties Tobacco Trust IV (TASC) 3                                      5.000     06/01/2045           8,599,662
------------------------------------------------------------------------------------------------------------------------------------
    3,500,000   NY Counties Tobacco Trust IV (TASC)                                        6.650     06/01/2041             576,450
------------------------------------------------------------------------------------------------------------------------------------
   84,200,000   NY Counties Tobacco Trust V                                                6.850 2   06/01/2055           3,484,196
------------------------------------------------------------------------------------------------------------------------------------
  334,000,000   NY Counties Tobacco Trust V                                                7.850 2   06/01/2060           6,095,500
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   NYC GO 1                                                                   5.000     08/01/2021          21,223,000
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NYC GO                                                                     5.000     08/01/2022              35,568
------------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC GO                                                                     5.000     03/01/2023             526,865
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO 3                                                                   5.000     03/01/2024           1,052,360
------------------------------------------------------------------------------------------------------------------------------------
      790,000   NYC GO                                                                     5.000     04/01/2024             836,057
------------------------------------------------------------------------------------------------------------------------------------
    5,100,000   NYC GO 3                                                                   5.000     08/01/2024           5,392,536
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYC GO                                                                     5.000     01/01/2025           1,590,810
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYC GO                                                                     5.000     02/01/2025           1,591,440
------------------------------------------------------------------------------------------------------------------------------------
    4,470,000   NYC GO                                                                     5.000     03/01/2025           4,697,881
------------------------------------------------------------------------------------------------------------------------------------
    2,195,000   NYC GO                                                                     5.000     04/01/2025           2,319,610
------------------------------------------------------------------------------------------------------------------------------------
    1,185,000   NYC GO                                                                     5.000     08/01/2025           1,251,182
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYC GO                                                                     5.000     01/01/2026           1,588,350
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYC GO                                                                     5.000     02/01/2026           1,588,965
------------------------------------------------------------------------------------------------------------------------------------
      800,000   NYC GO                                                                     5.000     04/01/2026             844,192
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYC GO                                                                     5.000     08/01/2026           1,577,655


                  22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     400,000   NYC GO                                                                     5.000%    08/01/2027     $       421,432
------------------------------------------------------------------------------------------------------------------------------------
    1,005,000   NYC GO 3                                                                   5.000     10/15/2027           1,046,758
------------------------------------------------------------------------------------------------------------------------------------
      250,000   NYC GO                                                                     5.000     08/01/2028             263,395
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC GO                                                                     5.000     11/01/2028           4,194,000
------------------------------------------------------------------------------------------------------------------------------------
      885,000   NYC GO                                                                     5.000     06/01/2029             933,887
------------------------------------------------------------------------------------------------------------------------------------
    5,050,000   NYC GO                                                                     5.000     03/01/2030           5,297,046
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                                     5.000     06/01/2030           1,050,200
------------------------------------------------------------------------------------------------------------------------------------
      240,000   NYC GO                                                                     5.000     08/01/2030             252,859
------------------------------------------------------------------------------------------------------------------------------------
    1,900,000   NYC GO                                                                     5.000     06/01/2031           2,004,367
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000   NYC GO                                                                     5.000     11/01/2034           7,326,550
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   NYC GO                                                                     5.000     03/01/2035           3,140,610
------------------------------------------------------------------------------------------------------------------------------------
    3,750,000   NYC GO                                                                     5.000     04/01/2035           3,927,450
------------------------------------------------------------------------------------------------------------------------------------
      585,000   NYC GO                                                                     5.000     08/01/2035             613,612
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                                     5.250     08/01/2024              20,389
------------------------------------------------------------------------------------------------------------------------------------
    1,270,000   NYC GO 3                                                                   5.250     03/15/2032           1,363,459
------------------------------------------------------------------------------------------------------------------------------------
    2,130,000   NYC GO                                                                     5.375     12/01/2026           2,286,789
------------------------------------------------------------------------------------------------------------------------------------
      180,000   NYC GO                                                                     5.500     08/01/2010             182,754
------------------------------------------------------------------------------------------------------------------------------------
      915,000   NYC GO                                                                     5.500     06/01/2022           1,007,973
------------------------------------------------------------------------------------------------------------------------------------
      385,000   NYC GO                                                                     5.500     06/01/2022             416,166
------------------------------------------------------------------------------------------------------------------------------------
       75,000   NYC GO                                                                     5.875     08/01/2019              83,155
------------------------------------------------------------------------------------------------------------------------------------
      680,000   NYC GO                                                                     5.875     08/01/2019             743,750
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                                     6.000     05/15/2008              20,035
------------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                                     6.000     08/01/2011              50,843
------------------------------------------------------------------------------------------------------------------------------------
      505,000   NYC GO                                                                     6.125     08/01/2025             513,666
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                                     7.500     02/01/2019               5,015
------------------------------------------------------------------------------------------------------------------------------------
      200,000   NYC GO PRAMS                                                               0.000 6   11/15/2037             195,980
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYC HDC (De Sales Assisted Living Devel.) 3                                5.125     11/01/2018           2,571,575
------------------------------------------------------------------------------------------------------------------------------------
    1,383,107   NYC HDC (Keith Plaza)                                                      6.500     02/15/2018           1,385,334
------------------------------------------------------------------------------------------------------------------------------------
      750,000   NYC HDC (Multifamily Hsg.)                                                 4.750     11/01/2035             761,865
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC HDC (Multifamily Hsg.)                                                 5.250     11/01/2030           1,052,160
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC HDC (Multifamily Hsg.)                                                 5.250     11/01/2031           2,056,640
------------------------------------------------------------------------------------------------------------------------------------
    1,545,000   NYC HDC (Multifamily Hsg.), Series E-1 3                                   4.950     11/01/2033           1,606,831
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NYC Health & Hospital Corp.                                                5.375     02/15/2026             104,677
------------------------------------------------------------------------------------------------------------------------------------
    1,975,000   NYC Health & Hospital Corp.                                                5.450     02/15/2026           2,074,086
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYC IDA (American Council of Learned Societies)                            5.250     07/01/2027           1,580,310
------------------------------------------------------------------------------------------------------------------------------------
    2,760,000   NYC IDA (Beth Abraham Health Services)                                     6.500     02/15/2022           2,976,770
------------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (Beth Abraham Health Services)                                     6.500     11/15/2027             542,300
------------------------------------------------------------------------------------------------------------------------------------
    2,100,000   NYC IDA (Beth Abraham Health Services)                                     6.500     11/15/2034           2,263,737
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000   NYC IDA (Calhoun School)                                                   6.625     12/01/2034           6,624,480


                  23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     500,000   NYC IDA (Calhoun School)                                                   6.625%    12/01/2034     $       559,485
------------------------------------------------------------------------------------------------------------------------------------
      960,000   NYC IDA (Center for Elimination of Family Violence)                        7.375     11/01/2036             983,021
------------------------------------------------------------------------------------------------------------------------------------
      935,000   NYC IDA (Center for Nursing/Rehabilitation)                                5.375     08/01/2027             952,382
------------------------------------------------------------------------------------------------------------------------------------
      245,000   NYC IDA (Center for Nursing/Rehabilitation)                                5.375     08/01/2027             249,555
------------------------------------------------------------------------------------------------------------------------------------
    3,240,000   NYC IDA (Chapin School)                                                    5.000     11/01/2038           3,251,016
------------------------------------------------------------------------------------------------------------------------------------
    3,840,000   NYC IDA (Community Resource Developmentally Disabled)                      7.500     08/01/2026           3,923,290
------------------------------------------------------------------------------------------------------------------------------------
      150,000   NYC IDA (Comprehensive Care Management)                                    6.000     05/01/2026             155,943
------------------------------------------------------------------------------------------------------------------------------------
      350,000   NYC IDA (Comprehensive Care Management)                                    6.125     11/01/2035             363,608
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC IDA (Eger Harbor House)                                                5.875     05/20/2044           1,117,070
------------------------------------------------------------------------------------------------------------------------------------
      725,000   NYC IDA (Family Support Systems)                                           7.500     11/01/2034             753,464
------------------------------------------------------------------------------------------------------------------------------------
      220,000   NYC IDA (Global Country World Peace)                                       7.250     11/01/2025             223,527
------------------------------------------------------------------------------------------------------------------------------------
      170,000   NYC IDA (Global Country World Peace)                                       7.250     11/01/2025             170,017
------------------------------------------------------------------------------------------------------------------------------------
      815,000   NYC IDA (Independent Living Assoc.)                                        6.200     07/01/2020             832,571
------------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (Liberty-7 World Trade Center) 5                                   6.750     03/01/2015             535,995
------------------------------------------------------------------------------------------------------------------------------------
    9,000,000   NYC IDA (Liberty-IAC/Interactive Corp.)                                    5.000     09/01/2035           9,315,990
------------------------------------------------------------------------------------------------------------------------------------
    3,700,000   NYC IDA (Lycee Francais De New York)                                       5.375     06/01/2023           3,890,402
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC IDA (Lycee Francais De New York)                                       6.800     06/01/2028           4,399,160
------------------------------------------------------------------------------------------------------------------------------------
      330,000   NYC IDA (Metropolitan College of New York)                                 5.750     03/01/2020             328,347
------------------------------------------------------------------------------------------------------------------------------------
    2,300,000   NYC IDA (MMC Corp.)                                                        5.125     11/01/2035           2,368,126
------------------------------------------------------------------------------------------------------------------------------------
    6,510,000   NYC IDA (Mount St. Vincent) 3                                              5.250     06/01/2036           6,734,595
------------------------------------------------------------------------------------------------------------------------------------
    2,175,000   NYC IDA (Polytechnic University)                                           6.000     11/01/2020           2,266,981
------------------------------------------------------------------------------------------------------------------------------------
    4,080,000   NYC IDA (Polytechnic University)                                           6.125     11/01/2030           4,255,440
------------------------------------------------------------------------------------------------------------------------------------
    1,380,000   NYC IDA (PSCH)                                                             6.375     07/01/2033           1,481,209
------------------------------------------------------------------------------------------------------------------------------------
   16,320,000   NYC IDA (Queens Baseball Stadium)                                          5.000     01/01/2046          17,235,878
------------------------------------------------------------------------------------------------------------------------------------
      750,000   NYC IDA (Reece School)                                                     7.500     12/01/2037             764,355
------------------------------------------------------------------------------------------------------------------------------------
      295,000   NYC IDA (Reece School)                                                     7.500     12/01/2037             295,038
------------------------------------------------------------------------------------------------------------------------------------
    1,480,000   NYC IDA (Staten Island University Hospital)                                6.450     07/01/2032           1,587,922
------------------------------------------------------------------------------------------------------------------------------------
      756,500   NYC IDA (Studio School)                                                    7.000     11/01/2038             761,599
------------------------------------------------------------------------------------------------------------------------------------
    6,020,000   NYC IDA (The Child School)                                                 7.550     06/01/2033           6,512,978
------------------------------------------------------------------------------------------------------------------------------------
   15,625,000   NYC IDA (Touro College)                                                    6.350     06/01/2029          16,501,563
------------------------------------------------------------------------------------------------------------------------------------
    5,600,000   NYC IDA (Urban Resource Institute)                                         7.375     11/01/2033           5,990,432
------------------------------------------------------------------------------------------------------------------------------------
      785,000   NYC IDA (Vaughn College Aeronautics)                                       5.000     12/01/2021             790,636
------------------------------------------------------------------------------------------------------------------------------------
      310,000   NYC IDA (Vaughn College Aeronautics)                                       5.000     12/01/2021             312,226
------------------------------------------------------------------------------------------------------------------------------------
      150,000   NYC IDA (Vaughn College Aeronautics)                                       5.000     12/01/2028             150,275
------------------------------------------------------------------------------------------------------------------------------------
      360,000   NYC IDA (Vaughn College Aeronautics)                                       5.000     12/01/2028             360,659
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NYC IDA (Vaughn College Aeronautics)                                       5.000     12/01/2031              99,923
------------------------------------------------------------------------------------------------------------------------------------
      200,000   NYC IDA (Vaughn College Aeronautics)                                       5.250     12/01/2036             203,860
------------------------------------------------------------------------------------------------------------------------------------
    5,600,000   NYC IDA (Vocational Instruction)                                           7.750     02/01/2033           4,746,504
------------------------------------------------------------------------------------------------------------------------------------
      850,000   NYC IDA (YMCA of Greater NY)                                               5.000     08/01/2036             889,644


                  24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   4,525,000   NYC IDA (YMCA of Greater NY)                                               5.250%    08/01/2021     $     4,682,561
------------------------------------------------------------------------------------------------------------------------------------
       55,000   NYC IDA (YMCA of Greater NY)                                               5.800     08/01/2016              56,550
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   NYC Municipal Water Finance Authority 1                                    5.000     06/15/2039          21,051,700
------------------------------------------------------------------------------------------------------------------------------------
   13,020,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2032          13,511,245
------------------------------------------------------------------------------------------------------------------------------------
    1,390,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2032           1,468,924
------------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2032              51,574
------------------------------------------------------------------------------------------------------------------------------------
    2,300,000   NYC Municipal Water Finance Authority 3                                    5.000     06/15/2037           2,415,897
------------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC Municipal Water Finance Authority 3                                    5.000     06/15/2038             519,275
------------------------------------------------------------------------------------------------------------------------------------
      660,000   NYC Municipal Water Finance Authority                                      5.125     06/15/2030             668,514
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC Municipal Water Finance Authority                                      5.250     06/15/2025              21,239
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   NYC Municipal Water Finance Authority 1                                    5.000     06/15/2037          21,139,800
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC Transitional Finance Authority (Future Tax), Series E                  5.000     02/01/2033           5,206,150
------------------------------------------------------------------------------------------------------------------------------------
      250,000   NYS DA (Cabrini Westchester)                                               5.100     02/15/2026             272,215
------------------------------------------------------------------------------------------------------------------------------------
    4,800,000   NYS DA (Cabrini Westchester)                                               5.200     02/15/2041           5,214,048
------------------------------------------------------------------------------------------------------------------------------------
      385,000   NYS DA (Chapel Oaks)                                                       5.450     07/01/2026             398,206
------------------------------------------------------------------------------------------------------------------------------------
    1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)                               5.500     07/01/2030           1,952,916
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (Maimonides Medical Center)                                         5.750     08/01/2024           1,011,590
------------------------------------------------------------------------------------------------------------------------------------
      750,000   NYS DA (Manhattan College)                                                 5.000     07/01/2041             785,183
------------------------------------------------------------------------------------------------------------------------------------
    1,290,000   NYS DA (Memorial Sloan-Kettering)                                          5.000     07/01/2035           1,362,795
------------------------------------------------------------------------------------------------------------------------------------
      750,000   NYS DA (Mental Health Services Facilities)                                 5.000     02/15/2030             790,103
------------------------------------------------------------------------------------------------------------------------------------
    2,100,000   NYS DA (Mental Health Services Facilities)                                 5.000     02/15/2035           2,195,088
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (Mental Health)                                                     5.250     02/15/2019             103,224
------------------------------------------------------------------------------------------------------------------------------------
      665,000   NYS DA (Montefiore Medical Center)                                         5.450     08/01/2029             694,327
------------------------------------------------------------------------------------------------------------------------------------
      600,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                     5.500     07/01/2026             609,564
------------------------------------------------------------------------------------------------------------------------------------
    8,890,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) 3                   6.500     07/01/2025           9,519,501
------------------------------------------------------------------------------------------------------------------------------------
      250,000   NYS DA (Municipal Health Facilities)                                       5.500     05/15/2017             255,493
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS DA (New York Hospital Medical Center of Queens)                        4.750     02/15/2037           2,045,020
------------------------------------------------------------------------------------------------------------------------------------
    1,360,000   NYS DA (New York Methodist Hospital)                                       5.250     07/01/2024           1,435,779
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Niagara Nursing Home)                                              5.600     08/01/2037              35,895
------------------------------------------------------------------------------------------------------------------------------------
      680,000   NYS DA (Nursing Home)                                                      4.900     02/15/2041             697,972
------------------------------------------------------------------------------------------------------------------------------------
      835,000   NYS DA (Nursing Home)                                                      4.950     02/15/2045             861,653
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYS DA (NY Society for the Relief of the Rupturedand Crippled)             5.000     08/15/2029           4,227,600
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (Our Lady of Consolation Geriatric Care Center)                     6.050     08/01/2035             100,657
------------------------------------------------------------------------------------------------------------------------------------
       85,000   NYS DA (Our Lady of Consolation Geriatric Care Center)                     6.050     08/01/2035              85,587
------------------------------------------------------------------------------------------------------------------------------------
      325,000   NYS DA (Ozanam Hall of Queens Nursing Home)                                5.000     11/01/2026             340,493
------------------------------------------------------------------------------------------------------------------------------------
      350,000   NYS DA (Ozanam Hall of Queens Nursing Home)                                5.000     11/01/2031             366,184


                  25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     490,000   NYS DA (Providence Rest)                                                   5.000%    07/01/2035     $       506,018
------------------------------------------------------------------------------------------------------------------------------------
    1,300,000   NYS DA (Providence Rest)                                                   5.125     07/01/2030           1,363,635
------------------------------------------------------------------------------------------------------------------------------------
      340,000   NYS DA (Providence Rest)                                                   5.250     07/01/2025             360,519
------------------------------------------------------------------------------------------------------------------------------------
      650,000   NYS DA (Rochester General Hospital)                                        5.000     12/01/2035             678,535
------------------------------------------------------------------------------------------------------------------------------------
       70,000   NYS DA (Sarah Neuman Nursing Home)                                         5.500     08/01/2037              71,767
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYS DA (School District Financing)                                         5.750     10/01/2030           5,464,500
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYS DA (SS Joachim & Anne Residence)                                       5.250     07/01/2027           4,184,360
------------------------------------------------------------------------------------------------------------------------------------
       65,000   NYS DA (St. Joseph's Hospital Health Center)                               5.250     07/01/2018              66,542
------------------------------------------------------------------------------------------------------------------------------------
   13,200,000   NYS DA (St. Lukes Roosevelt Hospital)                                      4.900     08/15/2031          13,632,300
------------------------------------------------------------------------------------------------------------------------------------
   13,090,000   NYS DA (State University Educational Facilities)                           5.250     05/15/2015          14,101,072
------------------------------------------------------------------------------------------------------------------------------------
    2,510,000   NYS DA (State University Educational Facilities)                           5.250     05/15/2021           2,777,491
------------------------------------------------------------------------------------------------------------------------------------
    5,660,000   NYS DA (The Highlands Living)                                              6.600     02/01/2034           5,698,205
------------------------------------------------------------------------------------------------------------------------------------
      500,000   NYS DA (Various School Districts)                                          5.000     04/01/2035             527,120
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (Vassar College)                                                    5.000     07/01/2025             101,316
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (W.K. Nursing Home)                                                 6.125     02/01/2036           1,013,690
------------------------------------------------------------------------------------------------------------------------------------
    1,220,000   NYS DA (Winthrop University Hospital)                                      5.500     07/01/2023           1,291,211
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (Winthrop University Hospital\South Nassau
                Communities Hospital Obligated Group)                                      5.500     07/01/2032             105,697
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS EFC (Clean Water & Drinking Revolving Funds)                           5.000     06/15/2027              20,684
------------------------------------------------------------------------------------------------------------------------------------
       85,000   NYS EFC (NYS Water Services)                                               6.600     09/15/2012              85,192
------------------------------------------------------------------------------------------------------------------------------------
    1,775,000   NYS ERDA (Brooklyn Union Gas Company)                                      5.500     01/01/2021           1,795,271
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS GO                                                                     5.375     10/01/2011             100,638
------------------------------------------------------------------------------------------------------------------------------------
    9,350,000   NYS HFA, Series A                                                          6.100     11/01/2015           9,554,298
------------------------------------------------------------------------------------------------------------------------------------
      125,000   NYS Medcare (Hospital & Nursing Home)                                      5.400     08/15/2033             125,150
------------------------------------------------------------------------------------------------------------------------------------
      115,000   NYS Medcare (Hospital & Nursing Home)                                      6.200     08/15/2023             116,343
------------------------------------------------------------------------------------------------------------------------------------
      640,000   NYS Medcare (Hospital & Nursing Home)                                      6.300     08/15/2023             641,184
------------------------------------------------------------------------------------------------------------------------------------
       40,000   NYS Thruway Authority Service Contract (Highway & Bridge)                  5.400     01/01/2009              40,058
------------------------------------------------------------------------------------------------------------------------------------
      105,000   NYS UDC (Subordinated Lien)                                                5.375     07/01/2022             107,225
------------------------------------------------------------------------------------------------------------------------------------
      200,000   NYS UDC (Subordinated Lien)                                                5.500     07/01/2022             203,642
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Oneida County IDA (Mohawk Valley Handicapped Services)                     5.300     03/15/2019             259,393
------------------------------------------------------------------------------------------------------------------------------------
    1,080,000   Onondaga County IDA (Anheuser-Busch)                                       4.875     07/01/2041           1,097,323
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Onondaga County IDA (Salina Free Library)                                  5.500     12/01/2022              58,659
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Orange County IDA (Glen Arden)                                             5.625     01/01/2018           1,023,890
------------------------------------------------------------------------------------------------------------------------------------
      275,000   Orange County IDA (Glen Arden)                                             5.700     01/01/2028             280,500
------------------------------------------------------------------------------------------------------------------------------------
    1,600,000   Otsego County IDA (Hartwick College)                                       5.900     07/01/2022           1,660,800
------------------------------------------------------------------------------------------------------------------------------------
   15,205,000   Port Authority NY/NJ (Delta Air Lines) 5                                   6.950     06/01/2008          15,319,038
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 119th Series                                         5.375     01/15/2032              30,337
------------------------------------------------------------------------------------------------------------------------------------
   25,660,000   Port Authority NY/NJ, 121st Series                                         5.125     10/15/2030          26,085,956
------------------------------------------------------------------------------------------------------------------------------------
      185,000   Port Authority NY/NJ, 121st Series                                         5.375     10/15/2035             188,376


                  26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,150,000   Port Authority NY/NJ, 132nd Series                                         5.000%    09/01/2038     $     1,207,742
------------------------------------------------------------------------------------------------------------------------------------
   38,280,000   Port Authority NY/NJ, 140th Series 1                                       5.000     12/01/2034          40,502,728
------------------------------------------------------------------------------------------------------------------------------------
    3,180,000   Rensselaer County IDA (Emma Willard School)                                5.000     01/01/2026           3,375,284
------------------------------------------------------------------------------------------------------------------------------------
    3,550,000   Rensselaer County IDA (Emma Willard School)                                5.000     01/01/2031           3,749,333
------------------------------------------------------------------------------------------------------------------------------------
    6,275,000   Rensselaer County IDA (Emma Willard School)                                5.000     01/01/2036           6,613,223
------------------------------------------------------------------------------------------------------------------------------------
    2,600,000   Rensselaer County IDA (Rensselaer Polytechnical Institute)                 5.000     03/01/2036           2,732,574
------------------------------------------------------------------------------------------------------------------------------------
    2,680,000   Rensselaer County Tobacco Asset Securitization Corp.                       5.625     06/01/2035           2,805,424
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Rensselaer County Tobacco Asset Securitization Corp. 3                     5.750     06/01/2043           2,103,100
------------------------------------------------------------------------------------------------------------------------------------
    1,060,000   Rockland County Tobacco Asset Securitization Corp.                         5.625     08/15/2035           1,111,368
------------------------------------------------------------------------------------------------------------------------------------
    3,150,000   Rockland County Tobacco Asset Securitization Corp.                         5.750     08/15/2043           3,318,147
------------------------------------------------------------------------------------------------------------------------------------
  101,000,000   Rockland County Tobacco Asset Securitization Corp.                         6.252 2   08/15/2045          10,974,660
------------------------------------------------------------------------------------------------------------------------------------
   53,000,000   Rockland County Tobacco Asset Securitization Corp.                         6.637 2   08/15/2050           3,259,500
------------------------------------------------------------------------------------------------------------------------------------
   45,000,000   Rockland County Tobacco Asset Securitization Corp.                         7.619 2   08/15/2060             891,450
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Saratoga County IDA (Saratoga Hospital/Saratoga
                Care/Benedict Community Health Center)                                     5.125     12/01/2033           2,620,550
------------------------------------------------------------------------------------------------------------------------------------
      250,000   SONYMA, Series 83                                                          5.550     10/01/2027             256,368
------------------------------------------------------------------------------------------------------------------------------------
      235,000   Suffolk County IDA (ALIA-ACLD)                                             5.950     10/01/2021             236,998
------------------------------------------------------------------------------------------------------------------------------------
      325,000   Suffolk County IDA (ALIA-DDI)                                              5.950     10/01/2021             327,763
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Suffolk County IDA (ALIA-FREE)                                             5.950     10/01/2021              85,723
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Suffolk County IDA (ALIA-IGHL)                                             5.950     10/01/2021              60,510
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Suffolk County IDA (ALIA-IGHL)                                             6.000     10/01/2031              35,305
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Suffolk County IDA (ALIA-IGHL)                                             7.250     12/01/2033           4,286,680
------------------------------------------------------------------------------------------------------------------------------------
      215,000   Suffolk County IDA (ALIA-UCPAGS)                                           5.950     10/01/2021             216,828
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Suffolk County IDA (Catholic Charities)                                    6.000     10/01/2020              46,142
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Suffolk County IDA (DDI)                                                   6.000     10/01/2020              46,142
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Suffolk County IDA (DDI)                                                   6.000     10/01/2020              46,142
------------------------------------------------------------------------------------------------------------------------------------
    7,460,000   Suffolk County IDA (Dowling College)                                       5.000     06/01/2036           7,737,288
------------------------------------------------------------------------------------------------------------------------------------
      205,000   Suffolk County IDA (Dowling College)                                       6.700     12/01/2020             209,416
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Suffolk County IDA (Independent Group Home Living)                         6.000     10/01/2020              41,015
------------------------------------------------------------------------------------------------------------------------------------
      575,000   Suffolk County IDA (Jefferson's Ferry)                                     5.000     11/01/2028             587,943
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Suffolk County IDA (L.I. Network Community Services)                       7.550     02/01/2034           1,072,770
------------------------------------------------------------------------------------------------------------------------------------
      620,000   Suffolk County IDA (Nassau-Suffolk Services for Autism)                    6.750     11/01/2036             635,388
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Suffolk County IDA (Nassau-Suffolk Services for Autism)                    6.750     11/01/2036             210,340
------------------------------------------------------------------------------------------------------------------------------------
    5,985,000   Suffolk County IDA (Pederson-Krager Center)                                7.000     11/01/2035           6,354,454
------------------------------------------------------------------------------------------------------------------------------------
      505,000   Suffolk County IDA (Pederson-Krager Center)                                7.200     02/01/2035             541,577
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Suffolk County IDA (Suffolk Hotels)                                        6.000     10/01/2020              46,142
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Suffolk County IDA (WORCA)                                                 6.000     10/01/2020              71,776
------------------------------------------------------------------------------------------------------------------------------------
      510,000   Sullivan County Community College COP 5                                    5.750     08/15/2025             509,312
------------------------------------------------------------------------------------------------------------------------------------
      555,000   Sullivan County IDA (Center for Discovery)                                 5.625     06/01/2013             563,342


                  27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     745,000   Sullivan County IDA (Center for Discovery)                                 6.000%    06/01/2019     $       763,104
------------------------------------------------------------------------------------------------------------------------------------
      545,000   Sullivan County IDA (Center for Discovery)                                 6.500     06/01/2025             558,538
------------------------------------------------------------------------------------------------------------------------------------
      510,000   Sullivan County IDA (Center for Discovery)                                 6.950     02/01/2035             530,609
------------------------------------------------------------------------------------------------------------------------------------
      445,000   Syracuse IDA (Crouse Irving Companies)                                     5.250     01/01/2017             455,311
------------------------------------------------------------------------------------------------------------------------------------
      120,000   Tobacco Settlement Financing Corp. (TASC)                                  5.250     06/01/2012             120,295
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Tompkins County IDA (Kendal at Ithaca)                                     5.500     07/01/2024              76,022
------------------------------------------------------------------------------------------------------------------------------------
   10,250,000   Triborough Bridge & Tunnel Authority, Series B 1                           5.000     11/15/2027          10,679,619
------------------------------------------------------------------------------------------------------------------------------------
   64,350,000   Triborough Bridge & Tunnel Authority, Series B 1                           5.000     11/15/2032          67,460,517
------------------------------------------------------------------------------------------------------------------------------------
   18,205,000   Triborough Bridge & Tunnel Authority, Series B 1                           5.125     11/15/2029          19,292,177
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Triborough Bridge & Tunnel Authority 1                                     5.250     11/15/2023          10,748,700
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Triborough Bridge & Tunnel Authority                                       5.000     01/01/2020              26,033
------------------------------------------------------------------------------------------------------------------------------------
      600,000   Triborough Bridge & Tunnel Authority, Series A                             5.000     11/15/2035             635,946
------------------------------------------------------------------------------------------------------------------------------------
   40,655,000   TSASC, Inc. (TFABs)                                                        5.000     06/01/2034          41,102,205
------------------------------------------------------------------------------------------------------------------------------------
  121,800,000   TSASC, Inc. (TFABs)                                                        5.125     06/01/2042         124,166,574
------------------------------------------------------------------------------------------------------------------------------------
   35,455,000   TSASC, Inc. (TFABs)                                                        5.750     07/15/2032          38,925,690
------------------------------------------------------------------------------------------------------------------------------------
    1,475,000   Ulster County IDA (Benedictine Hospital)                                   6.500     11/01/2036           1,495,665
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Utica IDA (Utica College Civic Facility)                                   5.750     08/01/2028           4,147,440
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Utica IDA (Utica College Civic Facility)                                   6.750     12/01/2021           1,364,488
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Voorheesville GO                                                           5.000     02/15/2023              31,810
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Voorheesville GO                                                           5.000     02/15/2024              37,054
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Voorheesville GO                                                           5.000     02/15/2025              36,967
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Voorheesville GO                                                           5.000     02/15/2026              36,910
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Voorheesville GO                                                           5.000     02/15/2027              42,179
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Voorheesville GO                                                           5.000     02/15/2028              42,146
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Voorheesville GO                                                           5.000     02/15/2029              42,116
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Voorheesville GO                                                           5.000     02/15/2030              47,270
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Voorheesville GO                                                           5.000     02/15/2031              46,976
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Voorheesville GO                                                           5.000     02/15/2032              52,184
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Voorheesville GO                                                           5.000     02/15/2033              52,123
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Voorheesville GO                                                           5.000     02/15/2034              57,411
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Voorheesville GO                                                           5.000     02/15/2035              57,371
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Voorheesville GO                                                           5.000     02/15/2036              62,587
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Voorheesville GO                                                           5.000     02/15/2037              62,587
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Westchester County IDA (Guiding Eyes for the Blind)                        5.375     08/01/2024             266,313
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Westchester County IDA (Hebrew Hospital Senior Hsg.)                       7.000     07/01/2016              53,518
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Westchester County IDA (Kendal on Hudson)                                  6.500     01/01/2034             537,125
------------------------------------------------------------------------------------------------------------------------------------
    1,855,000   Westchester County IDA (Rippowam-Cisqua School)                            5.750     06/01/2029           1,919,313
------------------------------------------------------------------------------------------------------------------------------------
      320,000   Westchester County IDA (Schnurmacher Center)                               6.500     11/01/2013             339,978
------------------------------------------------------------------------------------------------------------------------------------
      600,000   Westchester County IDA (Schnurmacher Center)                               6.500     11/01/2033             648,084


                  28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,960,000   Westchester County Tobacco Asset Securitization Corp.                      5.125%    06/01/2045     $     6,057,804
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Yonkers GO                                                                 5.000     08/01/2035             525,525
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Yonkers IDA (St. Joseph's Hospital)                                        5.900     03/01/2008             400,607
                                                                                                                    ----------------
                                                                                                                      1,363,384,490

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--17.9%
    8,510,000   Guam GO, Series A                                                          5.400     11/15/2018           8,516,383
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Guam Government Waterworks Authority & Wastewater System                   5.875     07/01/2035             538,170
------------------------------------------------------------------------------------------------------------------------------------
    5,250,000   Guam Power Authority, Series A 3                                           5.125     10/01/2029           5,452,178
------------------------------------------------------------------------------------------------------------------------------------
   10,100,000   Guam Power Authority, Series A                                             5.250     10/01/2034          10,513,797
------------------------------------------------------------------------------------------------------------------------------------
      505,000   Puerto Rico Children's Trust Fund (TASC)                                   5.500     05/15/2039             530,568
------------------------------------------------------------------------------------------------------------------------------------
   84,000,000   Puerto Rico Children's Trust Fund (TASC)                                   6.343 2   05/15/2050           5,743,080
------------------------------------------------------------------------------------------------------------------------------------
    4,030,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2027           4,170,687
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2034           4,143,600
------------------------------------------------------------------------------------------------------------------------------------
    3,480,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2035           3,633,050
------------------------------------------------------------------------------------------------------------------------------------
    1,220,000   Puerto Rico Commonwealth GO                                                5.250     07/01/2032           1,307,145
------------------------------------------------------------------------------------------------------------------------------------
      355,000   Puerto Rico Highway & Transportation Authority                             5.000     07/01/2028             366,999
------------------------------------------------------------------------------------------------------------------------------------
   22,000,000   Puerto Rico Highway & Transportation Authority, Series N 1                 4.107     07/01/2045          22,033,000
------------------------------------------------------------------------------------------------------------------------------------
      295,000   Puerto Rico Highway & Transportation Authority, Series A                   5.000     07/01/2038             303,095
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Highway & Transportation Authority, Series A                   5.000     07/01/2038              15,247
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Highway & Transportation Authority, Series AA 3                5.000     07/01/2035           1,031,590
------------------------------------------------------------------------------------------------------------------------------------
   13,540,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042          14,525,577
------------------------------------------------------------------------------------------------------------------------------------
    7,045,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042           7,259,802
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Highway & Transportation Authority, Series J                   5.125     07/01/2039          10,882,100
------------------------------------------------------------------------------------------------------------------------------------
   12,240,000   Puerto Rico Highway & Transportation Authority, Series J                   5.125     07/01/2043          13,319,690
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Highway & Transportation Authority, Series K                   5.000     07/01/2027           1,044,250
------------------------------------------------------------------------------------------------------------------------------------
    3,230,000   Puerto Rico Highway & Transportation Authority, Series K 3                 5.000     07/01/2030           3,366,080
------------------------------------------------------------------------------------------------------------------------------------
    5,700,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2032           5,972,232
------------------------------------------------------------------------------------------------------------------------------------
      725,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2037             759,010
------------------------------------------------------------------------------------------------------------------------------------
   17,740,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046          18,496,434
------------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Puerto Rico Infrastructure                                                 5.000     07/01/2037           1,460,480
------------------------------------------------------------------------------------------------------------------------------------
    2,150,000   Puerto Rico Infrastructure                                                 5.000     07/01/2041           2,231,528
------------------------------------------------------------------------------------------------------------------------------------
    8,665,000   Puerto Rico Infrastructure                                                 5.000     07/01/2046           9,005,275
------------------------------------------------------------------------------------------------------------------------------------
      105,000   Puerto Rico ITEMECF (G.R.B. Guaynabo)                                      5.625     07/01/2022             106,678
------------------------------------------------------------------------------------------------------------------------------------
    4,305,000   Puerto Rico ITEMECF (Polytechnic University of Puerto Rico)                5.000     08/01/2022           4,422,268
------------------------------------------------------------------------------------------------------------------------------------
   38,000,000   Puerto Rico Public Buildings Authority                                     5.000     07/01/2036          39,340,260
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Public Buildings Authority                                     5.125     07/01/2022              52,121
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Public Buildings Authority                                     5.250     07/01/2029           2,128,060
------------------------------------------------------------------------------------------------------------------------------------
   12,640,000   Puerto Rico Public Buildings Authority 3                                   5.500     07/01/2023          13,768,626


                  29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
 $ 12,745,000   Puerto Rico Public Finance Corp., Series E                                 5.500%    08/01/2029     $    13,502,563
------------------------------------------------------------------------------------------------------------------------------------
      600,000   University of Puerto Rico, Series Q                                        5.000     06/01/2030             627,576
------------------------------------------------------------------------------------------------------------------------------------
   11,175,000   University of Puerto Rico, Series Q                                        5.000     06/01/2036          11,654,296
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   University of V.I., Series A                                               5.375     06/01/2034           1,062,820
------------------------------------------------------------------------------------------------------------------------------------
    1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)                  5.000     10/01/2031           1,764,583
------------------------------------------------------------------------------------------------------------------------------------
    1,485,000   V.I. Public Finance Authority, Series A                                    5.500     10/01/2022           1,529,037
------------------------------------------------------------------------------------------------------------------------------------
      250,000   V.I. Water & Power Authority                                               5.300     07/01/2018             254,128
                                                                                                                    ----------------
                                                                                                                        246,834,063

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,546,581,337)--116.6%                                                             1,610,218,553
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(16.6)%                                                                         (228,947,239)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $ 1,381,271,314
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $18,798,429, which represents 1.36% of the Fund's net assets. See Note 5 of accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                  30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
BANs      Bond Anticipation Nts.
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFM       Hamilton Fulton Montgomery
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
L.I.      Long Island
MMC       Mercy Medical Center
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Company
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
PRAMS     Prudential Receipts of Accrual Municipal Securities
PSCH      Professional Service Centers for the Handicapped, Inc.
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.


                  31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                        VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $    380,524,207      23.6%
Highways/Railways                                         322,514,365      20.0
Higher Education                                          132,342,575       8.2
General Obligation                                        111,889,620       7.0
Not-for-Profit Organization                                87,321,152       5.4
Hospital/Health Care                                       75,718,470       4.7
Marine/Aviation Facilities                                 68,015,139       4.2
Water Utilities                                            61,593,477       3.8
Electric Utilities                                         59,303,021       3.7
Municipal Leases                                           58,331,877       3.6
Special Assessment                                         52,127,712       3.2
Education                                                  35,672,431       2.2
Adult Living Facilities                                    30,986,442       1.9
Hotels, Restaurants & Leisure                              30,332,590       1.9
Sports Facility Revenue                                    28,533,896       1.8
Multifamily Housing                                        20,967,815       1.3
Sales Tax Revenue                                          20,237,750       1.3
Airlines                                                   15,319,038       1.0
Special Tax                                                12,697,283       0.8
Resource Recovery                                           2,608,850       0.2
Gas Utilities                                               1,795,271       0.1
Pollution Control                                           1,097,323       0.1
Single Family Housing                                         256,368       0.0
Parking Fee Revenue                                            31,881       0.0
                                                     ---------------------------
Total                                                $  1,610,218,553     100.0%
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2007
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $1,546,581,337)--see accompanying statement of
investments                                                                      $   1,610,218,553
---------------------------------------------------------------------------------------------------
Cash                                                                                       497,978
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                19,491,079
Shares of beneficial interest sold                                                      13,003,938
Investments sold                                                                           110,000
Other                                                                                       53,137
                                                                                 ------------------
Total assets                                                                         1,643,374,685

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                         233,730,000
Payable on borrowings (See Note 6)                                                      15,000,000
Investments purchased (including $5,059,245 purchased on a when-issued
basis or forward commitment)                                                             6,097,190
Shares of beneficial interest redeemed                                                   5,499,749
Distribution and service plan fees                                                         769,347
Dividends                                                                                  664,851
Trustees' compensation                                                                     171,243
Interest expense on borrowings                                                              63,436
Transfer and shareholder servicing agent fees                                               34,165
Shareholder communications                                                                  34,136
Other                                                                                       39,254
                                                                                 ------------------
Total liabilities                                                                      262,103,371

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $   1,381,271,314
                                                                                 ==================

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                       $         104,139
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           1,318,272,695
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           33,371
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (776,107)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                              63,637,216
                                                                                 ------------------
NET ASSETS                                                                       $   1,381,271,314
                                                                                 ==================


                  33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,200,601,014 and 90,521,583 shares of beneficial interest outstanding)         $  13.26
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                      $  13.92
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $34,445,788 and 2,596,124 shares of beneficial interest outstanding)          $  13.27
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $146,224,512 and 11,021,035 shares of beneficial interest outstanding)        $  13.27

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Interest                                                                         $      36,109,516

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Management fees                                                                          2,896,397
---------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                  1,300,421
Class B                                                                                    164,559
Class C                                                                                    625,034
---------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                    168,520
Class B                                                                                     10,150
Class C                                                                                     22,851
---------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                     32,575
Class B                                                                                      1,784
Class C                                                                                      2,764
---------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)          3,588,759
---------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                             362,317
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      57,506
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  5,595
---------------------------------------------------------------------------------------------------
Other                                                                                       93,157
                                                                                 ------------------
Total expenses                                                                           9,332,389
Less reduction to custodian expenses                                                        (3,937)
                                                                                 ------------------
Net expenses                                                                             9,328,452

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   26,781,064

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           915,615
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                     2,625,409
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $30,322,088
                                                                                 ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS               YEAR
                                                                                         ENDED              ENDED
                                                                                MARCH 31, 2007      SEPTEMBER 30,
                                                                                    (UNAUDITED)              2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                         $     26,781,064   $     42,982,524
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      915,615         12,357,229
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                2,625,409         16,054,088
                                                                              ------------------------------------
Net increase in net assets resulting from operations                                30,322,088         71,393,841

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (23,544,111)       (40,672,456)
Class B                                                                               (572,294)        (1,230,537)
Class C                                                                             (2,173,810)        (2,615,666)
                                                                              ------------------------------------
                                                                                   (26,290,215)       (44,518,659)

------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (411,109)                --
Class B                                                                                (12,276)                --
Class C                                                                                (46,273)                --
                                                                              ------------------------------------
                                                                                      (469,658)                --

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            191,523,778        322,309,126
Class B                                                                              1,542,835          5,372,413
Class C                                                                             39,274,377         73,037,346
                                                                              ------------------------------------
                                                                                   232,340,990        400,718,885

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                     235,903,205        427,594,067
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              1,145,368,109        717,774,042
                                                                              ------------------------------------
End of period (including accumulated net investment income (loss) of
$33,371 and $(457,478), respectively)                                         $  1,381,271,314   $  1,145,368,109
                                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
---------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     30,322,088
---------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                         (275,455,052)
Proceeds from disposition of investment securities                          25,052,479
Short-term investment securities, net                                      (20,342,322)
Premium amortization                                                         1,394,307
Discount accretion                                                          (1,579,878)
Net realized gain on investments                                              (915,615)
Net change in unrealized appreciation on investments                        (2,625,409)
Increase in interest receivable                                             (2,701,082)
Decrease in receivable for securities sold                                   1,138,694
Increase in other assets                                                       (24,887)
Increase in payable for securities purchased                                 3,896,488
Increase in payable for accrued expenses                                       150,063
                                                                      -----------------
Net cash used in operating activities                                     (241,690,126)

---------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------
Proceeds from bank borrowing                                               175,200,000
Payments on bank borrowing                                                (175,600,000)
Proceeds from short-term floating rate notes issued                         37,640,000
Proceeds from shares sold                                                  289,845,796
Payment on shares redeemed                                                 (76,955,608)
Cash distributions paid                                                     (8,789,666)
                                                                      -----------------
Net cash provided by financing activities                                  241,340,522

---------------------------------------------------------------------------------------
Net decrease in cash                                                          (349,604)
---------------------------------------------------------------------------------------
Cash, beginning balance                                                        847,582
                                                                      -----------------
Cash, ending balance                                                  $        497,978
                                                                      =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $17,896,632.

Cash paid for interest on bank borrowings--$374,896.

Cash paid on short-term floating rate notes issued--$3,588,759.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED                                                                YEAR
                                               MARCH 31,                                                               ENDED
                                                    2007                                                           SEPT. 30,
CLASS A                                       (UNAUDITED)           2006          2005         2004        2003         2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      13.22    $      12.91    $    12.45    $   12.31   $   12.75   $    12.67
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .29 1           .61 1         .66 1        .72         .71          .68
Net realized and unrealized gain (loss)              .03             .34           .49          .11        (.44)         .06
                                            ---------------------------------------------------------------------------------
Total from investment operations                     .32             .95          1.15          .83         .27          .74
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.28)           (.64)         (.69)        (.69)       (.71)        (.66)
Distributions from net realized gain                  -- 2            --            --           --          --           --
                                            ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.28)           (.64)         (.69)        (.69)       (.71)        (.66)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      13.26    $      13.22    $    12.91    $   12.45   $   12.31   $    12.75
                                            =================================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  2.50%           7.61%         9.41%        6.91%       2.07%        6.11%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  1,200,601    $  1,005,912    $  659,975    $ 539,834   $ 533,563   $  536,126
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  1,109,258    $    824,276    $  580,413    $ 536,613   $ 531,977   $  525,519
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               4.33%           4.76%         5.17%        5.84%       5.57%        5.44%
Expenses excluding interest and fees on
short-term floating rate notes issued               0.81%           0.90%         0.93%        0.91%       0.93%        0.89%
Interest and fees on short-term floating
rate notes issued 5                                 0.57%           0.61%         0.43%        0.26%       0.26%        0.07%
                                            ---------------------------------------------------------------------------------
Total expenses                                      1.38%           1.51%         1.36%        1.17%       1.19%        0.96%
Expenses after payments and waivers and
reduction to custodian expenses                     1.38%           1.51%         1.36%        1.14%       1.19%        0.96%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                2%             36%            8%           5%         45%          64%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                              SIX MONTHS
                                                   ENDED                                                                YEAR
                                               MARCH 31,                                                               ENDED
                                                    2007                                                           SEPT. 30,
CLASS B                                       (UNAUDITED)           2006          2005         2004        2003         2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      13.22    $      12.91    $    12.45    $   12.32   $   12.75   $    12.68
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .23 1           .51 1         .56 1        .62         .60          .58
Net realized and unrealized gain (loss)              .05             .34           .49          .10        (.42)         .06
                                            ---------------------------------------------------------------------------------
Total from investment operations                     .28             .85          1.05          .72         .18          .64
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.23)           (.54)         (.59)        (.59)       (.61)        (.57)
Distributions from net realized gain                  -- 2            --            --           --          --           --
                                            ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.23)           (.54)         (.59)        (.59)       (.61)        (.57)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      13.27    $      13.22    $    12.91    $   12.45   $   12.32   $    12.75
                                            =================================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  2.17%           6.76%         8.55%        5.99%       1.36%        5.22%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $     34,446    $     32,793    $   26,680    $  27,555   $  32,851   $   40,896
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $     33,061    $     29,544    $   26,977    $  30,212   $  36,000   $   42,021
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               3.54%           3.99%         4.41%        5.05%       4.77%        4.67%
Expenses excluding interest and fees on
short-term floating rate notes issued               1.61%           1.70%         1.71%        1.69%       1.71%        1.66%
Interest and fees on short-term floating
rate notes issued 5                                 0.57%           0.61%         0.43%        0.26%       0.26%        0.07%
                                            ---------------------------------------------------------------------------------
Total expenses                                      2.18%           2.31%         2.14%        1.95%       1.97%        1.73%
Expenses after payments and waivers and
reduction to custodian expenses                     2.18%           2.30%         2.14%        1.92%       1.97%        1.73%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                2%             36%            8%           5%         45%          64%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED                                                                YEAR
                                               MARCH 31,                                                               ENDED
                                                    2007                                                           SEPT. 30,
CLASS C                                      (UNAUDITED)            2006          2005         2004        2003         2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      13.22    $      12.91    $    12.45    $   12.32   $   12.75   $    12.68
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .24 1           .50 1         .55 1        .62         .60          .57
Net realized and unrealized gain (loss)              .04             .35           .50          .10        (.42)         .07
                                            ---------------------------------------------------------------------------------
Total from investment operations                     .28             .85          1.05          .72         .18          .64
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.23)           (.54)         (.59)        (.59)       (.61)        (.57)
Distributions from net realized gain                  -- 2            --            --           --          --           --
                                            ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      .23            (.54)         (.59)        (.59)       (.61)        (.57)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      13.27    $      13.22    $    12.91    $   12.45   $   12.32   $    12.75
                                            =================================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  2.19%           6.78%         8.55%        5.99%       1.35%        5.22%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    146,224    $    106,663    $   31,119    $  15,723   $  13,080   $   10,603
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    125,723    $     64,991    $   20,347    $  14,598   $  11,852   $    9,183
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               3.55%           3.89%         4.32%        5.04%       4.78%        4.66%
Expenses excluding interest and fees on
short-term floating rate notes issued               1.58%           1.66%         1.70%        1.69%       1.72%        1.66%
Interest and fees on short-term floating
rate notes issued 5                                 0.57%           0.61%         0.43%        0.26%       0.26%        0.07%
                                            ---------------------------------------------------------------------------------
Total expenses                                      2.15%           2.27%         2.13%        1.95%       1.98%        1.73%
Expenses after payments and waivers and
reduction to custodian expenses                     2.15%           2.27%         2.13%        1.92%       1.98%        1.73%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                2%             36%            8%           5%         45%          64%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not


                  41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $5,059,245 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $112,309,977 as of March 31, 2007, which represents 6.83% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to


                  42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At March 31, 2007 municipal bond holdings with a value of $346,039,977 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $233,730,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                           COUPON   MATURITY      VALUE AS OF
   AMOUNT      INVERSE FLOATER 1                                      RATE 2       DATE   MARCH 31, 2007
--------------------------------------------------------------------------------------------------------
$  6,500,000   Erie County Tobacco Asset Securitization Corp. RITES    4.330%    6/1/45   $    6,621,550
   5,400,000   Erie County Tobacco Asset Securitization Corp. RITES    4.330     6/1/45        5,500,980
   2,750,000   Hudson Yards Infrastructure Corp. ROLs                  7.410    2/15/47        3,048,018
   5,750,000   L.I. Power Authority RITES                              6.421     9/1/33        7,053,410
   7,500,000   MTA ROLs                                                8.020   11/15/31        9,248,550
   3,460,000   MTA ROLs                                                8.520   11/15/31        4,201,063
   2,950,000   NY Counties Tobacco Trust IV RITES                      4.320     6/1/42        3,005,165
   5,000,000   NYC GO RITES                                            5.480     8/1/21        6,223,000
   5,000,000   NYC Municipal Water Finance Authority ROLs              8.320    6/15/39        6,051,700
   5,000,000   NYC Municipal Water Finance Authority ROLs              8.320    6/15/37        6,139,800
  19,140,000   Port Authority NY/NJ RITES                              4.770    12/1/34       21,362,728
   2,750,000   Puerto Rico Highway & Transportation Authority ROLs     6.178     7/1/45        2,783,000
   3,585,000   Triborough Bridge & Tunnel Authority RITES              6.361   11/15/32        4,278,267
   2,560,000   Triborough Bridge & Tunnel Authority RITES              6.363   11/15/27        2,989,619
  10,000,000   Triborough Bridge & Tunnel Authority RITES              6.363   11/15/32       11,933,800
   4,550,000   Triborough Bridge & Tunnel Authority RITES              6.861   11/15/29        5,637,177
   2,500,000   Triborough Bridge & Tunnel Authority RITES              7.397   11/15/23        3,248,700
   2,500,000   Triborough Bridge & Tunnel Authority ROLs               8.320   11/15/32        2,983,450
                                                                                          --------------
                                                                                          $  112,309,977
                                                                                          ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviation table on page 31 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."


                  43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the fiscal year ended September 30, 2006, the Fund utilized $1,450,798 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2007, the Fund's projected benefit obligations were increased by $44,250 and payments of $22,492 were made to retired trustees, resulting in an accumulated liability of $116,266 as of March 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund


                  44 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  45 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED MARCH 31, 2007   YEAR ENDED SEPTEMBER 30, 2006
                                  SHARES             AMOUNT       SHARES             AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                          18,347,216      $ 243,818,168   30,165,787    $   389,068,133
Dividends and/or
distributions reinvested       1,220,166         16,199,690    2,054,601         26,532,833
Redeemed                      (5,153,589)       (68,494,080)  (7,236,398)       (93,291,840)
                            ----------------------------------------------------------------
Net increase                  14,413,793      $ 191,523,778   24,983,990    $   322,309,126
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                             387,551      $   5,159,291      776,732    $    10,032,978
Dividends and/or
distributions reinvested          28,241            375,081       55,555            717,268
Redeemed                        (299,866)        (3,991,537)    (418,072)        (5,377,833)
                            ----------------------------------------------------------------
Net increase                     115,926      $   1,542,835      414,215    $     5,372,413
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                           3,532,037      $  46,976,326    6,173,689    $    79,698,090
Dividends and/or
distributions reinvested          99,511          1,321,861      119,264          1,542,437
Redeemed                        (678,015)        (9,023,810)    (635,447)        (8,203,181)
                            ----------------------------------------------------------------
Net increase                   2,953,533      $  39,274,377    5,657,506    $    73,037,346
                            ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the six months ended March 31, 2007, were as follows:

                                              PURCHASES          SALES
              --------------------------------------------------------
              Investment securities        $275,455,052    $25,052,479

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                FEE SCHEDULE
                -----------------------------------
                Up to $200 million            0.60%
                Next $100 million             0.55
                Next $200 million             0.50
                Next $250 million             0.45
                Next $250 million             0.40
                Over $1 billion               0.35


                  46 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2007, the Fund paid $202,180 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B and Class C shares were $1,745,540 and $1,749,661, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                  47 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
March 31, 2007         $235,567         $34,396         $20,894         $29,700
--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2781% as of March 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the six months ended March 31, 2007, the average daily loan balance was $13,578,022 at an average daily interest rate of 5.280%. The Fund had borrowings outstanding of $15,000,000 at March 31, 2007 at an interest rate of 5.2781%. The Fund had gross borrowings and gross loan repayments of $175,200,000 and $175,600,000, respectively,


                  48 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS during the six months ended March 31, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended March 31, 2007 was $21,900,000. The Fund paid $37,225 in fees and $374,896 in interest during the six months ended March 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  49 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  50 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                  51 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load New York municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New York municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees and total expenses are lower than its peer group median, although its actual management fees are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those


                  52 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  53 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

        The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.




ITEM 11.  CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 14, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

As discussed in Item 2 of registrant's Form N-Q for the period ended December 31, 2006, which was filed with the Securities and Exchange Commission on March 1, 2007, during the registrant's last fiscal quarter of the period ended March 31, 2007 covered by this report and prior to the evaluation of its internal controls in connection with the certifications included in the Form N-Q for the period ended December 31, 2006, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.


ITEM 12.  EXHIBITS.

(a)    (1) Not applicable to semiannual reports.

       (2) Exhibits attached hereto.

       (3) Not applicable.

(b)    Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York Municipals

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007